FRANKLIN TEMPLETON INVESTMENTS
                             One Franklin Parkway
                       San Mateo, California 94403-1906





December 5, 2006


Filed Via EDGAR (CIK #0000083293)
Securities and Exchange Commission
Judiciary Plaza
100 F Street NE
Washington, D.C.  20549

      RE:  FRANKLIN GOLD AND PRECIOUS METALS FUND
           File Nos. 002-30761 and 811-01700

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 27, 2006.


Sincerely yours,

FRANKLIN GOLD AND PRECIOUS METALS FUND



/s/ David P. Goss
Senior Associate General Counsel

DPG/jg

cc:   Bruce G. Leto, Esq.